Goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Changes in goodwill [abstract]
Schedule of Goodwill

Goodwill
$
Cost
As at January 1, 2024	9,020,813
Additions	-
As at December 31, 2024	9,020,813
As at June 30, 2025	9,020,813

Accumulated impairment
As at January 1, 2024	-
Charge for the year	9,020,813
As at December 31, 2024	9,020,813
As at June 30, 2025	9,020,813

Net book value:
As at December 31, 2024	-
As at June 30, 2025	-